Capital Stock	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Capital Stock

Note 9 – Stockholders’ Equity

As of June 30, 2015 the aggregate number of shares of capital stock which we have the authority to issue is two hundred and sixty million (260,000,000), consisting of two hundred and fifty million (250,000,000) shares of common stock, par value of $0.001 per share (the “common stock”), and ten million (10,000,000) shares of preferred stock, par value $0.001 per share (“preferred stock”).

As part of the Merger, all of the outstanding 1,000,000 shares of commons stock of Content Checked were converted into 24,000,000 shares of our common stock.

In accordance with Accounting Standards Codification (“ASC”) 805-10-40, Business Combinations – Reverse Acquisitions, Content Checked was the acquiring entity for accounting purposes. While the transaction is accounted for using the purchase method of accounting, in substance the transaction was a recapitalization of 30,573,200 common stock of our capital structure.

In connection with the Merger and pursuant to the Split-Off Agreement, we transferred our pre-Merger assets and liabilities to our pre-Merger majority stockholders, in exchange for the surrender by them and cancellation of 24,400,000 shares of our common stock and as a result, existing stockholders retained 6,173,200 common shares.

All reference to Common Stock shares and per share amounts have been retroactively restated to effect the reverse acquisition as if the transaction had taken place as of the beginning of the earliest period presented.

Also on April 17, 2015, in connection with the closing of the Merger, we sold 333,400 shares of our common stock for the net proceeds of $163,700, converted the Secured Bridge Note of $250,000 into 625,000 shares of our common stock and converted the Unsecured Bridge Notes totaling $1,503,450 into 3,341,000 shares of our common stock, resulting in the total issuance of 4,299,400 shares of our common stock.

As of June 30, 2015 and March 31, 2015, there were 34,472,602 and 24,000,000 shares of our common stock issued and outstanding, respectively, and no preferred stock issued and outstanding.

Content Checked Inc [Member]
Capital Stock

Note 8 – Capital Stock

The total number of shares of all classes of capital stock, which the Company is authorized to issue, is 1,000,000 shares, consisting of 1,000,000 shares of common stock, no par value. During the period from July 19, 2013 (inception) to March 31, 2014, the Company issued 962,000 shares of common stock to its founders. During that period, the Company also sold 38,000 shares to investors for proceeds of $310,000. During the year ended March 31, 2015 no new shares were issued.

As of March 31, 2015 there were 1,000,000 shares of common stock issued and outstanding.